Trade Account Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Account Receivables [Abstract]
Schedule of Trade Account Receivables
	2025		2024	2023

Trade account receivables	Ps.	1,535,212	1,490,035	1,404,541

Expected credit loss		(353,765)	(356,942)	(332,086)

	Ps.	1,181,447	1,133,093	1,072,455

Schedule of Accounts Receivable

The following tables show the expected lifetime credit loss recognized for commercial trade accounts receivable, in accordance with the simplified approach established in IFRS 9.

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2025	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		0%	0%	3%	63%	3%	25%	60%	81%
Gross amount of account receivable	Ps.	453,964	94,156	20,989	187,630	419,419	96,295	72,111	190,648	1,535,212
Expected credit loss	Ps.	825	46	697	118,952	12,021	23,844	43,048	154,332	353,765

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2024		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	5%	11%	63%	7%	26%	58%	75%
Gross amount of account receivable	Ps.	471,339	26,320	15,129	165,967	466,770	85,258	73,850	185,402	1,490,035
Expected credit loss	Ps.	9,090	1,342	1,696	105,099	34,945	22,379	42,518	139,873	356,942

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2023		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	8%	14%	58%	8%	26%	57%	76%
Gross amount of account receivable	Ps.	456,616	25,165	16,939	175,534	418,654	79,281	61,568	170,784	1,404,541
Expected credit loss	Ps.	8,935	2,104	2,455	101,305	31,511	20,622	35,281	129,873	332,086

Schedule of Expected Credit Loss

The following tables show the movement in lifetime expected credit loss that has been recognized for commercial trade account receivables, in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1st, 2023	Ps.	(121,792)
Expected credit loss		(304,501)
Amounts written off		94,194
Foreign currency translation effect		13
Balance as of December 31, 2023		(332,086)
Expected credit loss		(346,124)
Amounts written off		321,399
Foreign currency translation effect		(131)
Balance as of December 31, 2024		(356,942)
Expected credit loss		(296,815)
Amounts written off		299,945
Foreign currency translation effect		47
Balance as of December 31, 2025	Ps.	(353,765)